Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,938,997	$ 1,904,285
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	142,878	151,714
Argentine peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	49,846	101,209
Colombian peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	185,423	372,361
Brazilian Reals [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	699,418	633,635
Peruvian sol [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	188,655	129,263
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	672,694	513,667
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 83	$ 2,436